Investments in Associates and Joint Ventures - Additional Information (Detail) ₱ / shares in Units, $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Millions																																																		1 Months Ended			3 Months Ended	12 Months Ended												23 Months Ended
	Oct. 06, 2021 PHP (₱)	Sep. 24, 2021 PHP (₱) ₱ / shares	Jun. 11, 2021 PHP (₱) shares	Jun. 11, 2021 USD ($) shares	May 14, 2021 USD ($)	Mar. 12, 2021 PHP (₱)	Mar. 12, 2021 USD ($)	Dec. 01, 2020 PHP (₱)	Jul. 31, 2020 shares	Jun. 17, 2020 seat	May 14, 2020 PHP (₱) shares	May 14, 2020 USD ($) shares $ / shares	Apr. 16, 2020 USD ($)	Apr. 06, 2020 PHP (₱)	Dec. 23, 2019 PHP (₱) ₱ / shares shares	Oct. 09, 2019 shares	Jun. 03, 2019 PHP (₱)	Dec. 06, 2018 shares	Dec. 03, 2018 PHP (₱)	Nov. 28, 2018 seat	Nov. 08, 2018 PHP (₱)	May 23, 2018 shares	May 04, 2018	Apr. 13, 2018 PHP (₱)	Apr. 13, 2018 SGD ($) $ / shares shares	Mar. 23, 2018 PHP (₱)	Mar. 02, 2018 PHP (₱)	Feb. 27, 2018 PHP (₱) shares	Feb. 15, 2018 PHP (₱)	Dec. 15, 2017 PHP (₱) ₱ / shares shares	Dec. 05, 2017	Jun. 27, 2017 PHP (₱)	Jun. 13, 2017 PHP (₱)	May 30, 2017	May 19, 2017 USD ($)	Feb. 28, 2017 PHP (₱) ₱ / shares shares	Dec. 01, 2016	Aug. 24, 2016 ₱ / shares shares	Jul. 22, 2016 USD ($)	May 30, 2016 PHP (₱) Entity Tranche	Oct. 09, 2015 PHP (₱)	Jun. 01, 2015 PHP (₱)	May 21, 2015 PHP (₱)	Mar. 11, 2014 PHP (₱)	Feb. 19, 2014 PHP (₱)	Sep. 27, 2013 PHP (₱)	Feb. 05, 2013 USD ($)	Jun. 06, 2012 PHP (₱)	May 08, 2012	Jul. 31, 2021 PHP (₱)	Sep. 30, 2020	Dec. 31, 2000	Sep. 30, 2018	Dec. 31, 2021 PHP (₱) seat shares	Dec. 31, 2020 PHP (₱) ₱ / shares shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 PHP (₱)	Dec. 31, 2018 USD ($)	Dec. 12, 2018 USD ($) seat	Dec. 31, 2017 PHP (₱)	Sep. 30, 2017 PHP (₱)	Dec. 31, 2014 PHP (₱) ₱ / shares shares	Dec. 31, 2013 PHP (₱)	Dec. 31, 2012 PHP (₱)	Dec. 31, 2011 PHP (₱)	Dec. 14, 2014 USD ($) shares	Mar. 31, 2021 PHP (₱)	Mar. 31, 2020 PHP (₱)	Mar. 31, 2019 PHP (₱)	May 29, 2017 PHP (₱)	Apr. 19, 2001 PHP (₱)	Apr. 19, 2001 USD ($)
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Carrying value of investments in associates																																																						₱ 17,206,000,000	₱ 16,992,000,000
Consideration paid (received)																																	₱ 21,800,000,000							₱ 26,200,000,000
Percentage of Ownership									1.40%							1.30%		1.70%		48.74%																																		38.45%	43.97%	43.97%
Number of board seats | seat																				2
Amount of equity interest acquired																																																						₱ 53,364,000,000	₱ 52,123,000,000		₱ 53,863,000,000
Shares redeemed | shares									1,600,000							1,700,000		1,900,000				10,800,000
Equity interest acquired																																						87.12%		50.00%
Reversal of Impairment loss																																																						2,594,000,000	2,679,000,000		999,000,000
Percentage of acquiring other interest																																								50.00%
Number of other entities | Entity																																								2,000,000
Total consideration transferred																			₱ 550,000,000																					₱ 52,800,000,000
Number of tranches | Tranche																																								3
Assumed liabilities																																								₱ 17,200,000,000
Amount advanced to cover working capital requirements																																																																						₱ 2,600,000,000
Outstanding advances																																																						11,359,000,000
Total carrying values of intangible assets																																																						1,156,000,000	3,950,000,000
Goodwill arising from acquisition																																																						61,379,000,000	61,379,000,000
Goodwill | shares																																						165,880,000
Percentage of outstanding common stock purchases under tender offer																																						12.82%
Tender offer to purchase common shares price per share | ₱ / shares																																						₱ 2.20
Tender offer expiration date																																						Oct. 20, 2016
Number of shares tendered | shares																																						107,000,000
Percentage of issued and outstanding common shares under shares tendered																																						8.30%
Carrying value of investments in joint ventures																																																						36,158,000,000	35,131,000,000
Equity interest paid																																																						₱ 1,754,000,000	579,000,000		20,000,000
Investment as deposit for future stock subscription																			800,000,000
Amount receivable period																											2019 to 2021
Vega Telecom Inc. [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Equity interest acquired																																																						50.00%
Outstanding advances																																																						₱ 11,038,000,000
Total carrying values of intangible assets																																								18,885,000,000
Goodwill arising from acquisition																																								₱ 17,824,000,000
Percentage of issued and outstanding capital stock																																						99.10%
Bow Arken Holdings Company [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Equity interest acquired																																																						50.00%
Outstanding advances																																																						₱ 238,000,000
Brightshare Holdings, Inc. [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Equity interest acquired																																																						50.00%
Outstanding advances																																																						₱ 83,000,000
Multisys [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Carrying value of investments in joint ventures																			550,000,000		₱ 2,150,000,000																																	2,521,000,000	2,466,000,000
Percentage of equity interest																					45.73%
Payment for acquisition of existing shares																			523,000,000
Equity interest paid																	₱ 27,000,000
Investment as deposit for future stock subscription																			800,000,000
Stock subscription payable outstanding																			800,000,000
Goodwill																			1,031,000,000
Equity earn out payable																																																									170,000,000
Equity earn out payment								₱ 17,000,000						₱ 153,000,000
Contingent consideration																																																							60,000,000		₱ 230,000,000
Subscription payment	₱ 180,000,000
Subscription payable																																																						620,000,000	800,000,000
Multisys [Member] | Technologies and Customer Relationships [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Fair value of identifiable net assets and liabilities																			₱ 1,357,000,000
Beacon [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Carrying value of investments in joint ventures																																																						₱ 40,966,000,000
Beacon Electric Asset Holdings, Inc. [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Equity interest acquired																																								50.00%
Equity interest																																								20.00%
Proceeds from sale of stock																																								₱ 17,000,000,000
Consideration received in future																																								₱ 9,200,000,000
Consideration settlement period in installments																																								annual installments until June 2020
PCEVs Beacon Electric Asset Holdings Inc [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Consideration paid (received)																											₱ 4,852,000,000						₱ 21,800,000,000							₱ 26,200,000,000
Equity interest acquired																															75.00%
Consideration received in future																																₱ 9,800,000,000
Consideration settlement period in installments																																annual installments from June 2018 to June 2021																						annual installments until June 2021
Consideration settled																																₱ 12,000,000,000
Percentage of receivable proposed for sale																															50.00%
Period of proceeds from sale of shares																															2019 to 2021
Amounts receivable																											₱ 5,550,000,000
Metro Pacific Investments Corporation And Ayala Group
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Consideration paid (received)																										₱ 2,124,000,000
Receivables from divestment of assets																										₱ 2,230,000,000
Metro Pacific Investments Corporation [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Receivables from divestment of assets																																																							168,000,000
Aggregated individually immaterial joint ventures [member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Outstanding contingent liabilities																																																						₱ 620,000,000	800,000,000
Tranche One [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Percentage of consideration paid upon acquisition																																								50.00%
Tranche Two [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Percentage of consideration paid upon acquisition																																					25.00%
Tranche Three [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Percentage of consideration paid upon acquisition																																		25.00%
PLDT Communications and Energy Ventures, Inc. [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Subscription share price | $																																																											$ 215,000
Percentage of Ownership																																																											48.74%
Number of board seats | seat										2																																												6					2
Total consideration | $													$ 120,000
Issuance of convertible notes | $													65,000
Issuance of warrants aggregate subscription amount | $													$ 55,000
Fair value of convertible notes											₱ 449,000,000																																												₱ 519,000,000	$ 10,800
PLDT Communications and Energy Ventures, Inc. [Member] | Convertible notes [Member] | financial assets at FVPL [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Issuance of convertible notes | $												$ 10,800
PLDT Communications and Energy Ventures, Inc. [Member] | Warrant [Member] | financial assets at FVPL [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Issuance of convertible notes | $												$ 9,200
VFC and PFC [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Subscription price per share | ₱ / shares		₱ 0.10
Percentage of voting equity interests acquired		60.00%
Percentage of economic interest transferred to employees		1.48%
Amount of equity interest acquired																																																						₱ 1,000,000
Digitel [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Reversal of Impairment loss																																																													₱ 201,000,000				₱ 92,000,000
Description Of Significant Influence In Joint Venture																																																						Though Digitel owned more than half of the voting interest in ANPC, management assessed that Digitel only had significant influence, and not control, due to certain governance matters
Metro Pacific Investments Corporation And Ayala Group
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Description of concession agreement																																																						MPIC and Ayala Group signed a ten-year concession agreement with the DOTC to build and implement the AFCS project.
Common Stock [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Number of shares issued | shares																																																						219,000,000	219,000,000
Class A2 Preferred Shares [Member] | PLDT Communications and Energy Ventures, Inc. [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Par value | $ / shares												$ 1.3685
Number of instruments converted | shares											7,891,968	7,891,968
Total exercise price						₱ 447,000,000	$ 9,200
Fair value of warrants						₱ 110,000,000
Class B Convertible Preferred Shares [Member] | PLDT Communications and Energy Ventures, Inc. [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Number of shares issued | shares			15,600,000	15,600,000
Consideration paid (received)			₱ 1,218,000,000	$ 25,000
Total consideration | $				$ 120,800
Common B Shares [Member] | VFC and PFC [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Total consideration		₱ 8,900,000
Preferred Shares [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Consideration paid (received)																																																₱ 3,563,000,000
2,760,000 Subscribed Preferred Shares [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Subscription share price																																				₱ 11,040,000,000
Number of shares subscribed or to be issued | shares																																				2,800,000
Subscribed per share | ₱ / shares																																				₱ 4,000
Premium over par value per subscribed share | ₱ / shares																																				₱ 3,000
Premium over subscription share price																																				₱ 8,280,000,000
Subscribed payment																																				11,040,000,000
800,000 Subscribed Preferred Shares [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Subscription share price																														₱ 3,000,000,000						₱ 3,200,000,000
Number of shares subscribed or to be issued | shares																														600,000,000						800,000
Subscribed per share | ₱ / shares																														₱ 5						₱ 4,000
Premium over par value per subscribed share | ₱ / shares																														₱ 4						₱ 3,000
Premium over subscription share price																														₱ 2,400,000,000						₱ 2,400,000,000
Subscribed payment																														₱ 10,000,000						₱ 148,000,000																			₱ 2,990,000,000
Advances outstanding to cover assumed liabilities and working capital requirements of acquired companies																																																						₱ 139,000,000	13,000,000
Beneficial Trust Fund Holdings Inc. [Member] | Major business combination [member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Percentage of investment in associates																													70.00%
Carrying value of investments in associates																													₱ 1,664,000,000
Associates [member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Dividends received																																																							316,000,000
Outstanding contingent liabilities																																																						0	₱ 0
Top of range [member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Percentage of Ownership																						2.10%	6.10%																												1.40%		2.10%		4.90%	4.90%	1.70%
Top of range [member] | PLDT Communications and Energy Ventures, Inc. [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Percentage of Ownership											43.97%	43.97%
Top of range [member] | Class A2 Preferred Shares [Member] | PLDT Communications and Energy Ventures, Inc. [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Percentage of Ownership						41.87%	41.87%
Top of range [member] | Class B Convertible Preferred Shares [Member] | PLDT Communications and Energy Ventures, Inc. [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Percentage of Ownership			38.45%	38.45%
Bottom of range [member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Percentage of Ownership																						2.00%	2.00%																												0.40%		1.70%		5.30%	5.30%	1.30%
Bottom of range [member] | Vega Telecom Inc. [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Percentage of issued and outstanding common shares owned by VTI																																						95.00%
Bottom of range [member] | PLDT Communications and Energy Ventures, Inc. [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Percentage of Ownership											48.74%	48.74%
Bottom of range [member] | Class A2 Preferred Shares [Member] | PLDT Communications and Energy Ventures, Inc. [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Percentage of Ownership						43.97%	43.97%
Bottom of range [member] | Class B Convertible Preferred Shares [Member] | PLDT Communications and Energy Ventures, Inc. [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Percentage of Ownership			41.87%	41.87%
MediaQuest PDRs [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Total deposits																																																														₱ 2,250,000,000
Carrying value of investments in associates																																																						9,984,000,000	₱ 9,914,000,000
Additional Investments																																																						2,000,000,000	1,400,000,000		₱ 3,100,000,000
Additional Investments for subscription																																												₱ 300,000,000
Percentage of economic interest transferred to employees																																																	40.00%
Amount of equity interest acquired																																																						10,508,000,000	9,955,000,000
AppCard [Member] | PLDT Capital Pte. Ltd., or PLDT Capital [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Total consideration																																									₱ 5,000,000
Asia Outsourcing Beta Limited [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Carrying value of investments in associates																																																						₱ 32,000,000	33,000,000
Asia Outsourcing Beta Limited [Member] | Asia Outsourcing Gamma Limited Customer Relationship Management [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Percentage of investment in associates					18.32%
Consideration paid (received) | $																																							$ 190,900
Cash distribution received out of redemption of preferred shares and buyback of ordinary shares | $																																																										$ 57,050
Description of completion of sale transaction																																																						The transaction was completed on September 30, 2016.
Net proceeds form sale of business | $					$ 554,000																														$ 330,000
Asia Outsourcing Beta Limited [Member] | PLDT Global Investments Corporation [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Consideration paid (received) | $					$ 680
Cash distribution received out of redemption of preferred shares and buyback of ordinary shares | $																																							$ 11,200
Amount held in escrow | $																																			$ 2,290
Asia Netcom Philippines Corp. [Member] | Digitel [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Percentage of investment in associates																																																						60.00%
Amount of equity interest acquired																																																																							₱ 69,000,000	$ 2,000
Equity interest																																																																							60.00%	60.00%
Asia Netcom Philippines Corp. [Member] | Pacnet Network Philipines Inc [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Equity interest																																																																							40.00%	40.00%
Digitel Crossing, Inc. [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Carrying value of investments in associates																																																							₱ 241,000,000
Digitel Crossing, Inc. [Member] | Asia Netcom Philippines Corp. [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Percentage of investment in associates																																																						20.00%
Digitel Crossing, Inc. [Member] | Digitel [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Percentage of investment in associates																																																						40.00%
Equity interest acquired																																																				40.00%
Digitel Crossing, Inc. [Member] | Pacnet Network Philipines Inc [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Equity interest acquired																																																				40.00%
Digitel Crossing, Inc. [Member] | Broadband Infrastructure Group Ltd [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Equity interest acquired																																																				20.00%
AF Payments, Inc. [Member] | Smart [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Percentage of investment in associates																																																						20.00%	20.00%	20.00%						20.00%
Total consideration																																																														₱ 503,000,000
Subscription price per share | ₱ / shares																																																														₱ 1.00
Amount of equity interest acquired																																																																			₱ 60,000,000	₱ 60,000,000	₱ 70,000,000
AF Payments, Inc. [Member] | Series B Preferred Stock | Smart [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
subscribed shares equivalent to amount subscribed | shares																																																														503,000,000
Telecommunications Connectivity, Inc., or TCI [Member] | Smart [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Percentage of investment in associates															33.30%																																								33.33%	33.33%
Total consideration															₱ 10,000,000																																			₱ 30,000,000
Subscription price per share | ₱ / shares															₱ 1.00																																								₱ 1.00
subscribed shares equivalent to amount subscribed | shares															10,000,000																																								30,000,000	30,000,000
Cignal TV [Member] | MediaQuest PDRs [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Total deposits																																																																₱ 6,000,000,000
Percentage of investment in associates																																														64.00%																		40.00%
Carrying value of investments in associates																																														₱ 6,000,000,000
Satventures, Inc. [Member] | MediaQuest PDRs [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Total deposits																																																															₱ 3,600,000,000
Percentage of investment in associates																																																															40.00%
Carrying value of investments in associates																																														₱ 3,600,000,000
Hasting [Member] | MediaQuest PDRs [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Percentage of investment in associates																																										70.00%
Carrying value of investments in associates																																										₱ 3,250,000,000																					₱ 1,950,000,000
Additional Investments																																											₱ 800,000,000																			₱ 500,000,000
Settlement amount																																											₱ 200,000,000
Hasting philippine depository receipts [Member] | MediaQuest PDRs [Member] | Top of range [member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Additional Investments																																													₱ 500,000,000
MediaQuest PDRs [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Recoverable amount																																																												₱ 1,664,000,000
Provision for impairment																																																												1,784,000,000
Pay TV business [Member] | Cignal TV [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Provision for impairment																																																												₱ 0
Smart [Member] | Common Stock [Member] | PLDT Communications and Energy Ventures, Inc. [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Number of shares issued | shares																									96,000,000			53,000,000
Percentage of shares issued and outstanding																												100.00%
Consideration paid (received)																									$ 96			₱ 465,000,000
Par value | $ / shares																									$ 1.00
Subscription price																								₱ 3,806,000,000
Settlement date																								Apr. 13, 2018	Apr. 13, 2018
Smart [Member] | Common Stock [Member] | VIH [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Number of shares issued | shares																												170,000,000
Consideration paid (received)																												₱ 3,527,000,000
PLDT Global Investments Corporation [Member] | Asia Outsourcing Beta Limited [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Percentage of investment in associates																																															20.00%																			20.00%
Percentage of economic interest transferred to employees																																																																		18.32%
Amount of equity interest acquired | $																																															$ 40,000
Shares transferred to employees, net payment | $																																																																		$ 51
Cash distribution received out of redemption of preferred shares and buyback of ordinary shares | $																																																																		$ 41,800
PLDT Global Investments Corporation [Member] | Asia Outsourcing Beta Limited [Member] | Common Stock [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Amount of equity interest acquired | $																																															200
Number of shares transferred | shares																																																																		27
PLDT Global Investments Corporation [Member] | Asia Outsourcing Beta Limited [Member] | Preferred Shares [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Amount of equity interest acquired | $																																															$ 39,800
Number of shares transferred | shares																																																																		9,643
Shares redeemed | shares																																																																		35,300,000